Schedule of Investments July 31, 2020 (Unaudited)

Nuance Mid Cap Value Fund

	Shares	Value
COMMON STOCKS - 83.7%
Consumer Staples - 15.7%
Beiersdorf AG - ADR	3,705,240	$87,925,345
Calavo Growers, Inc.	200,768	11,598,367
Cal-Maine Foods, Inc. *	1,569,155	68,956,517
Diageo PLC	377,586	55,595,763
Henkel AG & Co. KGaA - ADR	1,650,603	35,900,615
Pernod Ricard SA - ADR	1,209,030	41,518,090
Sanderson Farms, Inc.	741,473	82,670,532

		384,165,229

Financials # - 26.3%
Charles Schwab Corp.	1,785,671	59,194,994
Chubb Ltd.	905,325	115,193,553
Everest Re Group, Ltd.	159,587	34,916,040
MetLife, Inc.	964,392	36,502,237
Northern Trust Corp.	1,187,866	93,069,301
Reinsurance Group of America, Inc.	149,667	12,759,112
TD Ameritrade Holding Corp.	849,836	30,500,614
TowneBank	304,990	5,380,024
Travelers Companies, Inc.	1,487,653	170,217,256
UMB Financial Corp.	211,973	10,556,255
Valley National Bancorp	3,259,386	24,347,613
White Mountains Insurance Group, Ltd.	55,888	49,188,705

		641,825,704

Healthcare - 17.6%
Dentsply Sirona, Inc.	3,262,284	145,497,867
Globus Medical, Inc. - Class A *	475,820	22,925,008
ICU Medical, Inc. *	323,462	59,429,673
Merit Medical Systems, Inc. *	1,243,613	55,614,373
Smith & Nephew - ADR	2,392,254	95,235,632
Universal Health Services, Inc. - Class B	60,255	6,622,025
Varian Medical Systems, Inc. *	48,263	6,888,095
Wright Medical Group N.V. *	1,222,270	36,692,545

		428,905,218

Industrials - 8.7%
ABB Ltd. - ADR	255,169	6,376,674
Amphenol Corp. - Class A	1,007,941	106,599,840
Epiroc Aktiebolag - ADR	468,368	6,465,820
Graco Inc.	114,230	6,081,605
Lindsay Corp.	307,663	29,834,081
Mueller Water Products, Inc.- Class A	3,865,817	39,122,068
Schneider Electric SE - ADR	255,493	5,868,674
Werner Enterprises, Inc.	135,660	5,967,005
Xylem, Inc.	88,433	6,453,841

		212,769,608

Information Technology - 0.5%
ON Semiconductor Corp. *	619,954	12,771,052

Materials - 0.7%
AptarGroup, Inc.	102,005	11,750,976
Martin Marietta Materials, Inc.	28,115	5,824,866

		17,575,842

Real Estate - 9.1%
AvalonBay Communities, Inc.	164,664	25,213,352
Boston Properties, Inc.	280,138	24,957,495
CBRE Group, Inc. - Class A *	135,582	5,939,847
Equity Commonwealth	4,879,520	154,046,446
Healthcare Realty Trust, Inc.	398,090	11,664,037

		221,821,177

Utilities - 5.1%
American Water Works Co., Inc.	44,605	6,568,978
California Water Service Group	249,412	11,689,940
Essential Utilities, Inc.	922,063	41,815,557
Middlesex Water Co.	86,891	5,566,238
SJW Group	927,265	57,916,972

		123,557,685

TOTAL COMMON STOCKS (Cost $1,924,243,743)		2,043,391,515

CONVERTIBLE PREFERRED STOCKS - 8.0%
Financials # - 2.1%
Charles Schwab Corp, Series D, 5.950%	481,002	12,770,603
MetLife, Inc., Series E, 5.625%	217,637	6,085,130
MetLife, Inc., Series F, 4.750%	467,978	12,027,035
US Bancorp,, Series F, 6.500%	434,783	11,617,402
US Bancorp,, Series B, 3.500%	393,895	8,508,132

		51,008,302

Healthcare - 4.0%
Becton, Dickinson and Co., Series A, 6.125%, 5/1/2020	1,647,348	99,335,085

Utilities - 1.9%
Essential Utilities, Inc., 6.000%, 4/30/2022	775,505	45,661,734

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $174,551,722)		196,005,121

SHORT-TERM INVESTMENT - 10.3%
First American Government Obligations Fund, Class X, 0.08% ^ (Cost $251,729,071)	251,729,071	251,729,071

Total Investments - 102.0% (Cost $2,350,524,536)		2,491,125,707
Other Assets and Liabilities, Net - (2.0)%		(48,208,302)

Total Net Assets - 100.0%		$2,442,917,405

*	Non-income producing security.
#

The Fund is signficantly invested in this sector and therefore is subject to additional risks. Changes in governmental regulation, interest rates, domestic and international economics, loan losses, price competition and industry consolidation may affect companies in this sector.

^	The rate shown is the annualized seven day effective yield as of July 31, 2020.

ADR-American Depositary Receipt

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of July 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,043,391,515	$—	$—	$2,043,391,515
Convertible Preferred Stocks	196,005,121	—	—	196,005,121
Short-Term Investment	251,729,071	—	—	251,729,071

Total Investments	$2,491,125,707	$—	$—	$2,491,125,707

Refer to the Schedule of Investments for further information on the classification of investments.